Credit Risk - Summary of Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Customer loans	£ 201,289	£ 199,340
NPLs		£ 1,868
NPL ratio		1.21%
Loss allowances	751	£ 940	£ 921	£ 1,108
Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	199,600	200,300
NPLs	£ 2,406	£ 2,848
NPL ratio	1.21%	1.42%
Gross write-offs	£ 534	£ 253
Loss allowances	807	940
Retail banking [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	172,800	168,700
NPLs	£ 2,126	£ 2,104
NPL ratio	1.23%	1.25%
Gross write-offs	£ 182	£ 195
Loss allowances	594	491
Corporate and commercial banking [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	17,700	19,400
NPLs	£ 264	£ 383
NPL ratio	1.49%	1.97%
Gross write-offs	£ 97	£ 35
Loss allowances	182	195
Corporate and investment banking [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	4,600	6,000
NPLs		£ 340
NPL ratio		5.67%
Gross write-offs	252
Loss allowances	18	£ 236
Corporate centre [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	4,500	6,200
NPLs	£ 16	£ 21
NPL ratio	0.36%	0.34%
Gross write-offs	£ 3	£ 23
Loss allowances	13	18
Mortgages [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	158,000	154,700
NPLs	£ 1,907	£ 1,867
NPL ratio	1.21%	1.21%
Gross write-offs	£ 18	£ 22
Loss allowances	237	225
Corporate loans [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	24,100	27,300
NPLs	£ 353	£ 838
NPL ratio	1.46%	3.07%
Gross write-offs	£ 364	£ 56
Loss allowances	£ 253	£ 485